Credit Risk - Management adjustments to models for impairment (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 1,287	£ 1,486
Proportion of total impairment allowances	2140.00%	23.60%
Total loans and advances at amortised cost
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 1,287	£ 1,486
Allowance account for credit losses of financial assets, Before adjustments	4,736	4,798
Allowance account for credit losses of financial assets	6,023	6,284
Total loans and advances at amortised cost | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	1,038	1,692
Total loans and advances at amortised cost | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	249	(206)
Total loans and advances at amortised cost | Modelled ECL
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	4,100	4,100
Allowance account for credit losses of financial assets	100
Total loans and advances at amortised cost | ECL from individually assessed impairments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	400	500
Total loans and advances at amortised cost | ECL from non-modelled and other management adjustments
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets, Before adjustments	200	200
Allowance account for credit losses of financial assets	(200)	(200)
Home loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 76	£ 103
Proportion of total impairment allowances	1660.00%	21.70%
Allowance account for credit losses of financial assets, Before adjustments	£ 382	£ 372
Allowance account for credit losses of financial assets	458	475
Home loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	43	72
Home loans | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	33	31
Credit cards, unsecured loans and other retail lending
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 785	£ 1,362
Proportion of total impairment allowances	1960.00%	32.70%
Allowance account for credit losses of financial assets, Before adjustments	£ 3,229	£ 2,798
Allowance account for credit losses of financial assets	4,014	4,160
Credit cards, unsecured loans and other retail lending | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	578	1,217
Credit cards, unsecured loans and other retail lending | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	207	145
Wholesale loans
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 426	£ 21
Proportion of total impairment allowances	27.50%	1.30%
Allowance account for credit losses of financial assets, Before adjustments	£ 1,125	£ 1,628
Allowance account for credit losses of financial assets	1,551	1,649
Wholesale loans | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	417	403
Wholesale loans | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances	£ 9	(382)
Loans to government | Economic uncertainty adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances		400
Loans to government | Other adjustments
Disclosure of financial assets [line items]
Management adjustments to impairment allowances		£ (400)